Property and Equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment
7. PROPERTY AND EQUIPMENT

	December 31
	2022	2023
	US$	US$
Cost:
Land	68,243	67,640
Buildings	29,314	28,668
Machinery and equipment	56,995	61,997
Furniture and fixtures	8,737	9,104
Leasehold and buildings improvement	9,057	8,360
Software	45,333	56,241

Total	217,679	232,010

Accumulated depreciation:
Buildings	6,356	6,544
Machinery and equipment	36,283	41,906
Furniture and fixtures	6,333	6,532
Leasehold and buildings improvement	7,689	6,029
Software	41,503	51,643

	98,164	112,654
Prepayment and construction in progress	19,919	48,061

	139,434	167,417

In April 2006, the Company leased a property located in Taipei, Taiwan to a third party. The lessee had been renewing annually and last renewed in March 2023. The rental income from the lease in 2021, 2022 and 2023 were US$44 thousand, US$44 thousand and US$36 thousand, respectively. Net carrying value of the pr
operty as of December 31, 2022 was US$617 thousand. In October 2023, the company terminated the lease contract and subsequently sold the property to the lessee, resulting in a disposal gain of US$594 thousand.
In January 2022, the Company leased out parts of property located in Shanghai, China to a third party for three years starting on September 30, 2022. In December 2023, the Company leased out part of property located in Shanghai, China to another third party for three years starting on February 1, 2024. Net carrying value of the property as of December 31, 2022 and 2023, was US$3,284 thousand and US$3,154 thousand, respectively. The rental income from the lease in 2022 and 2023 were US$157 thousand and US$151 thousand, respectively.
In September 2018, the Company paid US$58,931 thousand to acquire land in Hsinchu, Taiwan for its future Taiwan headquarter building. In January 2021, the Company broke ground at this site and began construction work.